Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST EXPENSE:
Provision for loan losses		$ 241,478	$ 263,369	$ 602,563
Other-than-temporary impairment on investment securities	$ (14,400)	(14,445)	0	0
Adjustments To Indemnity Reserves On Loans Sold		(18,628)	(40,629)	(37,054)
Operating expenses:
Amortization of intangibles		11,019	9,434	9,883
Income tax expense		(495,172)	58,279	(251,327)
Equity in undistributed earnings (losses) of subsidiaries		0	0	0
Net Income		895,344	(313,490)	599,327
Comprehensive Income Net Of Tax		868,330	(354,617)	513,450
Continuing Operations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries		0		0
Loans		1,458,706	1,478,750	1,481,096
Money market investments		7,243	4,224	3,464
Investment securities		126,064	132,631	141,807
Trading account securities		11,001	17,938	21,573
Total interest and dividend income		1,603,014	1,633,543	1,647,940
INTEREST EXPENSE:
Deposits		107,533	105,087	124,857
Short-term borrowings		7,512	67,376	38,430
Interest Expense Long Term Debt		78,986	516,008	140,079
Total interest expense		194,031	688,471	303,366
Net interest income		1,408,983	945,072	1,344,574
Net interest income after provision for loan losses		1,167,505	674,938	738,468
Service charges on deposit accounts		160,108	158,637	162,870
Other service fees		236,090	225,265	229,351
Mortgage banking activities		81,802	30,615	71,657
Net (loss) gain and valuation adjustments on investment securities		141	(870)	7,966
Other-than-temporary impairment on investment securities		(14,445)	0	0
Trading account profit		(4,723)	4,358	(13,483)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		542	40,591	(52,708)
Adjustments To Indemnity Reserves On Loans Sold		(18,628)	(40,629)	(37,054)
FDIC loss share (expense) income		20,062	(103,024)	(82,051)
Other operating income		58,592	71,572	504,465
Total non-interest income		519,541	386,515	791,013
Operating expenses:
Personnel costs		477,519	418,679	428,697
Net occupancy expenses		86,888	86,707	86,651
Equipment expenses		60,110	48,917	46,028
Other taxes		39,797	56,918	58,028
Professional fees		308,985	282,055	278,127
Communications		25,146	25,684	25,385
Business promotion		52,076	54,016	59,453
FDIC deposit insurance		27,626	40,307	56,728
Loss on early extinguishment of debt		0	532	3,388
Other real estate owned (O R E O) expenses		85,568	49,611	79,658
Other operating expenses		95,075	95,373	91,876
Amortization of intangibles		11,019	8,160	7,971
Restructuring Costs		18,412	26,725	0
Income (loss) from continuing operations before income tax		398,825	(132,231)	307,491
Income tax expense		(495,172)	58,279	(251,327)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries		893,997	(190,510)	558,818
Equity in undistributed earnings (losses) of subsidiaries		0	0	0
Income (loss) from continuing operations		893,997	(190,510)	558,818
Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		217,458	223,999	536,710
Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		24,020	46,135	69,396
Discontinued Operations
INTEREST EXPENSE:
Net interest income		0	61,352
Provision for loan losses		0	(6,764)
Other operating income		0	27,823
Total non-interest income		0	61,652
Operating expenses:
Personnel costs		0	36,675
Net occupancy expenses		0	3,086
Other operating expenses		1	10,834
Income Loss From Discontinued Operations Net Of Tax		1,347	(122,980)	40,509
Equity In Undistributed Earnings Losses Of Discontinued Operations		0	0	0
Popular, Inc. Holding Co.
INTEREST EXPENSE:
Provision for loan losses		35	(200)	398
Other-than-temporary impairment on investment securities		0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
Operating expenses:
Amortization of intangibles		0	0	0
Equity in undistributed earnings (losses) of subsidiaries		890,165	171,998	196,886
Net Income		895,344	(313,490)	599,327
Comprehensive Income Net Of Tax		868,330	(354,617)	513,450
Popular, Inc. Holding Co. | Continuing Operations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries		41,350	0	37,000
Loans		673	1,294	4,543
Money market investments		40	20	127
Investment securities		619	617	13,123
Trading account securities		0	0	0
Total interest and dividend income		42,682	1,931	54,793
INTEREST EXPENSE:
Deposits		0	0	0
Short-term borrowings		0	0	0
Interest Expense Long Term Debt		52,470	492,657	101,245
Total interest expense		52,470	492,657	101,245
Net interest income		(9,788)	(490,726)	(46,452)
Net interest income after provision for loan losses		(9,823)	(490,526)	(46,850)
Service charges on deposit accounts		0	0	0
Other service fees		0	0	0
Mortgage banking activities		0	0	0
Net (loss) gain and valuation adjustments on investment securities		0	0	7,966
Other-than-temporary impairment on investment securities		0
Trading account profit		(187)	(40)	161
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0	0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
FDIC loss share (expense) income		0	0	0
Fair value change in equity appreciation instrument		0
Other operating income		13,710	12,291	443,276
Total non-interest income		13,523	12,251	451,403
Operating expenses:
Personnel costs		49,112	39,457	31,086
Net occupancy expenses		3,591	3,952	3,685
Equipment expenses		2,240	3,764	4,084
Other taxes		(822)	1,019	413
Professional fees		11,384	14,963	13,099
Communications		519	496	421
Business promotion		1,868	1,731	1,838
FDIC deposit insurance		0	0	0
Loss on early extinguishment of debt		0		0
Other real estate owned (O R E O) expenses		0	6	0
Other operating expenses		(69,185)	(63,755)	(53,926)
Amortization of intangibles		0	0	0
Restructuring Costs		0	0
Income (loss) from continuing operations before income tax		4,993	(479,908)	403,853
Income tax expense		(186)	5,580	1,412
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries		5,179	(485,488)	402,441
Equity in undistributed earnings (losses) of subsidiaries		888,818	294,978	156,377
Income (loss) from continuing operations		893,997	(190,510)	558,818
Popular, Inc. Holding Co. | Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		35	(200)	398
Popular, Inc. Holding Co. | Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		0	0	0
Popular, Inc. Holding Co. | Discontinued Operations
Operating expenses:
Income Loss From Discontinued Operations Net Of Tax		0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations		1,347	(122,980)	40,509
PNA Holding Co.
INTEREST EXPENSE:
Provision for loan losses		0	0	0
Other-than-temporary impairment on investment securities		0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
Operating expenses:
Amortization of intangibles		0	0	0
Equity in undistributed earnings (losses) of subsidiaries		639,688	(90,496)	94,926
Net Income		627,224	(102,968)	71,856
Comprehensive Income Net Of Tax		623,433	(79,665)	(5,897)
PNA Holding Co. | Continuing Operations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries		0		0
Loans		3	0	0
Money market investments		8	7	5
Investment securities		322	322	322
Trading account securities		0	0	0
Total interest and dividend income		333	329	327
INTEREST EXPENSE:
Deposits		0	0	0
Short-term borrowings		502	405	974
Interest Expense Long Term Debt		10,779	10,826	24,249
Total interest expense		11,281	11,231	25,223
Net interest income		(10,948)	(10,902)	(24,896)
Net interest income after provision for loan losses		(10,948)	(10,902)	(24,896)
Service charges on deposit accounts		0	0	0
Other service fees		0	0	0
Mortgage banking activities		0	0	0
Net (loss) gain and valuation adjustments on investment securities		0	0	0
Other-than-temporary impairment on investment securities		0
Trading account profit		0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0	0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
FDIC loss share (expense) income		0	0	0
Fair value change in equity appreciation instrument		0
Other operating income		(244)	(16)	4,012
Total non-interest income		(244)	(16)	4,012
Operating expenses:
Personnel costs		0	0	0
Net occupancy expenses		0	0	2
Equipment expenses		0	0	0
Other taxes		0	0	0
Professional fees		504	1,119	72
Communications		0	0	0
Business promotion		0	0	0
FDIC deposit insurance		0	0	0
Loss on early extinguishment of debt		0		3,388
Other real estate owned (O R E O) expenses		0	0	0
Other operating expenses		463	435	434
Amortization of intangibles		0	0	0
Restructuring Costs		0	0
Income (loss) from continuing operations before income tax		(12,159)	(12,472)	(24,780)
Income tax expense		305	0	(1,710)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries		(12,464)	(12,472)	(23,070)
Equity in undistributed earnings (losses) of subsidiaries		638,341	32,484	54,417
Income (loss) from continuing operations		625,877	20,012	31,347
PNA Holding Co. | Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		0	0	0
PNA Holding Co. | Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		0	0	0
PNA Holding Co. | Discontinued Operations
Operating expenses:
Income Loss From Discontinued Operations Net Of Tax		0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations		1,347	(122,980)	40,509
All other subsidiaries and eliminations
INTEREST EXPENSE:
Provision for loan losses		241,443	263,569	602,165
Other-than-temporary impairment on investment securities		(14,445)
Adjustments To Indemnity Reserves On Loans Sold		(18,628)	(40,629)	(37,054)
Operating expenses:
Amortization of intangibles		11,019	9,434	9,883
Equity in undistributed earnings (losses) of subsidiaries		0	0	0
Net Income		943,818	184,469	256,830
Comprehensive Income Net Of Tax		916,942	144,355	173,754
All other subsidiaries and eliminations | Continuing Operations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries		0		0
Loans		1,458,613	1,478,658	1,478,526
Money market investments		7,245	4,219	3,462
Investment securities		125,123	131,692	139,427
Trading account securities		11,001	17,938	21,573
Total interest and dividend income		1,601,982	1,632,507	1,642,988
INTEREST EXPENSE:
Deposits		107,583	105,095	124,862
Short-term borrowings		7,593	68,187	39,555
Interest Expense Long Term Debt		15,737	12,525	25,650
Total interest expense		130,913	185,807	190,067
Net interest income		1,471,069	1,446,700	1,452,921
Net interest income after provision for loan losses		1,229,626	1,176,366	847,213
Service charges on deposit accounts		160,108	158,637	162,870
Other service fees		238,566	228,006	232,148
Mortgage banking activities		81,802	30,615	71,657
Net (loss) gain and valuation adjustments on investment securities		141	(870)	0
Other-than-temporary impairment on investment securities		(14,445)
Trading account profit		(4,536)	4,398	(13,644)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		542	40,591	(52,708)
Adjustments To Indemnity Reserves On Loans Sold		(18,628)	(40,629)	(37,054)
FDIC loss share (expense) income		20,062	(103,024)	(82,051)
Fair value change in equity appreciation instrument		0
Other operating income		45,173	59,306	57,177
Total non-interest income		508,785	377,030	338,395
Operating expenses:
Personnel costs		428,407	379,222	397,611
Net occupancy expenses		83,297	82,755	82,964
Equipment expenses		57,870	45,153	41,944
Other taxes		40,619	55,899	57,615
Professional fees		297,392	266,202	265,181
Communications		24,627	25,188	24,964
Business promotion		50,208	52,285	57,615
FDIC deposit insurance		27,626	40,307	56,728
Loss on early extinguishment of debt		0		0
Other real estate owned (O R E O) expenses		85,568	49,605	79,658
Other operating expenses		166,289	161,216	147,923
Amortization of intangibles		11,019	8,160	7,971
Restructuring Costs		18,412	26,725
Income (loss) from continuing operations before income tax		447,077	360,147	(34,566)
Income tax expense		(495,394)	52,698	(250,887)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries		942,471	307,449	216,321
Equity in undistributed earnings (losses) of subsidiaries		0	0	0
Income (loss) from continuing operations		942,471	307,449	216,321
All other subsidiaries and eliminations | Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		217,423	224,199	536,312
All other subsidiaries and eliminations | Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		24,020	46,135	69,396
All other subsidiaries and eliminations | Discontinued Operations
Operating expenses:
Income Loss From Discontinued Operations Net Of Tax		1,347	(122,980)	40,509
Equity In Undistributed Earnings Losses Of Discontinued Operations		0	0	0
Elimination
INTEREST EXPENSE:
Provision for loan losses		0	0	0
Other-than-temporary impairment on investment securities		0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
Operating expenses:
Amortization of intangibles		0	0	0
Equity in undistributed earnings (losses) of subsidiaries		(1,529,853)	(81,502)	(291,812)
Net Income		(1,571,042)	(81,501)	(328,686)
Comprehensive Income Net Of Tax		(1,540,375)	(64,690)	(167,857)
Elimination | Continuing Operations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries		(41,350)		(37,000)
Loans		(583)	(1,202)	(1,973)
Money market investments		(50)	(22)	(130)
Investment securities		0	0	(11,065)
Trading account securities		0	0	0
Total interest and dividend income		(41,983)	(1,224)	(50,168)
INTEREST EXPENSE:
Deposits		(50)	(8)	(5)
Short-term borrowings		(583)	(1,216)	(2,099)
Interest Expense Long Term Debt		0	0	(11,065)
Total interest expense		(633)	(1,224)	(13,169)
Net interest income		(41,350)	0	(36,999)
Net interest income after provision for loan losses		(41,350)	0	(36,999)
Service charges on deposit accounts		0	0	0
Other service fees		(2,476)	(2,741)	(2,797)
Mortgage banking activities		0	0	0
Net (loss) gain and valuation adjustments on investment securities		0	0	0
Other-than-temporary impairment on investment securities		0
Trading account profit		0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0	0
Adjustments To Indemnity Reserves On Loans Sold		0	0	0
FDIC loss share (expense) income		0	0	0
Fair value change in equity appreciation instrument		0
Other operating income		(47)	(9)	0
Total non-interest income		(2,523)	(2,750)	(2,797)
Operating expenses:
Personnel costs		0	0	0
Net occupancy expenses		0	0	0
Equipment expenses		0	0	0
Other taxes		0	0	0
Professional fees		(295)	(229)	(225)
Communications		0	0	0
Business promotion		0	0	0
FDIC deposit insurance		0	0	0
Loss on early extinguishment of debt		0		0
Other real estate owned (O R E O) expenses		0	0	0
Other operating expenses		(2,492)	(2,523)	(2,555)
Amortization of intangibles		0	0	0
Restructuring Costs		0	0
Income (loss) from continuing operations before income tax		(41,086)	2	(37,016)
Income tax expense		103	1	(142)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries		(41,189)	1	(36,874)
Equity in undistributed earnings (losses) of subsidiaries		(1,527,159)	(327,462)	(210,794)
Income (loss) from continuing operations		(1,568,348)	(327,461)	(247,668)
Elimination | Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		0	0	0
Elimination | Continuing Operations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses		0	0	0
Elimination | Discontinued Operations
Operating expenses:
Income Loss From Discontinued Operations Net Of Tax		0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations		$ (2,694)	$ 245,960	$ (81,018)